Common and Preferred Shares and Warrants	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Common And Preferred Shares And Warrants [Text Block]

NOTE 14

Common and Preferred Shares

The following table shows authorized shares and provides a reconciliation of common shares issued and outstanding for the years ended December 31:

(Millions, except where indicated)	2013	2012	2011
Common shares authorized (billions)(a)	3.6	3.6	3.6
Shares issued and outstanding at beginning
of year	1,105	1,164	1,197
Repurchases of common shares	(55)	(69)	(48)
Other, primarily stock option exercises
and restricted stock awards granted	14	10	15
Shares issued and outstanding as of
December 31	1,064	1,105	1,164

  Of the common shares authorized but unissued as of December 31, 2013, approximately 63 million shares are reserved for issuance under employee stock and employee benefit plans.

On March 25, 2013, the Board of Directors authorized the repurchase of 150 million common shares over time, in accordance with the Company's capital distribution plans submitted to the Federal Reserve and subject to market conditions. This authorization replaces all prior repurchase authorizations. During 2013 and 2012, the Company repurchased 55 million common shares with a cost basis of $4.0 billion and 69 million common shares with a cost basis of $4.0 billion, respectively. The cost basis includes commissions paid of $1.1 million and $1.0 million in 2013 and 2012, respectively. As of December 31, 2013, the Company has 108 million common shares remaining under the Board share repurchase authorization. Such authorization does not have an expiration date.

Common shares are generally retired by the Company upon repurchase (except for 3.5 million, 3.9 million and 4.2 million shares held as treasury shares as of December 31, 2013, 2012 and 2011, respectively); retired common shares and treasury shares are excluded from the shares outstanding in the table above. The treasury shares, with a cost basis of $260 million, $236 million and $217 million as of December 31, 2013, 2012 and 2011, respectively, are included as a reduction to additional paid-in capital in shareholders' equity on the Consolidated Balance Sheets.

The Board of Directors is authorized to permit the Company to issue up to 20 million preferred shares at a par value of $1.662/3 without further shareholder approval. There were no preferred shares or warrants issued and outstanding as of December 31, 2013, 2012 and 2011.